Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2016
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer	2016	2015
A	67%	44%
B	17%	37%
C	16%	19%
	100%	100%